Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Estimated Useful Life (Details)	Dec. 31, 2025
Laboratory equipment [Member]
Property Plant And Equipment Estimated Useful Life [Line Items]
Property, plant, and equipment, useful life	5 years
Leasehold improvements [Member]
Property Plant And Equipment Estimated Useful Life [Line Items]
Leasehold improvements	0 years
Furniture and fixtures [Member]
Property Plant And Equipment Estimated Useful Life [Line Items]
Property, plant, and equipment, useful life	5 years
Computer software [Member]
Property Plant And Equipment Estimated Useful Life [Line Items]
Property, plant, and equipment, useful life	3 years